Bank loans:	12 Months Ended
Dec. 31, 2024
Bank loans:
Bank loans

Note 10 - Bank loans:

As of December 31, 2023, these credit lines have been utilized as shown as follows:

	Credit line used in foreign currency		Credit line balance		Principal		Commissions and		Term				Fair
Bank	at 12/31/2023*		used in pesos		amortization in pesos		interests - Net		Short		Long		value
Santander, S. A.			Ps.	2,000,000	Ps.	(1,325,000)	Ps.	(2,457)	Ps.	672,543	Ps.	—	Ps.	697,731
BBVA Bancomer, S. A.				2,000,000		(150,000)		431		210,610		1,639,821		1,962,138
Total México			Ps.	4,000,000	Ps.	(1,475,000)	Ps.	(2,026)	Ps.	883,153	Ps.	1,639,821	Ps.	2,659,869
Bancolombia, S. A.	COP	57,238,256	Ps.	322,882	Ps.	—	Ps.	2,196	Ps.	2,196	Ps.	322,881	Ps.	253,069
Banco Itaú CorpBanca Colombia S.A.		38,922,014		219,560		—		1,492		1,492		219,558		172,087
Banco Davivienda, S. A.		34,342,946		193,729		—		1,317		1,317		193,728		151,841
Banco de Bogotá, S. A.		17,170,178		96,857		—		658		658		96,858		75,917
Banco de Occidente, S. A.		14,118,362		79,642		—		541		541		79,643		62,422
Banco AV Villas, S. A.		3,052,707		17,221		—		116		117		17,222		13,497
Servicios Financieros, S. A.		3,052,707		17,221		—		117		117		17,221		13,497
Total Airplan	COP	167,897,170	Ps.	947,112	Ps.	—	Ps.	6,437	Ps.	6,438	Ps.	947,111	Ps.	742,330
			Ps.	4,947,112	Ps.	(1,475,000)	Ps.	4,411	Ps.	889,591	Ps.	2,586,932	Ps.	3,402,199

*  Foreign currency in thousands

At December 31, 2024, these credit lines have been utilized as shown as follows:

	Credit line used in foreign currency		Credit line balance		Principal		Commissions and		Term				Fair
Bank	at 12/31/2024*		used in pesos		amortization in pesos		interests - Net		Short		Long		value
Santander, S. A.			Ps.	675,000		—	Ps.	180	Ps.	675,180		—	Ps.	695,344
BBVA Bancomer, S. A.				1,850,000	Ps.	(100,000)		(1,685)		10,310	Ps.	1,738,005		1,803,915
Total México			Ps.	2,525,000	Ps.	(100,000)	Ps.	(1,505)	Ps.	685,490	Ps.	1,738,005	Ps.	2,499,259

Bancolombia, S. A.	COP	23,148,166	Ps.	294,742	Ps.	(149,557)	Ps.	760	Ps.	760	Ps.	145,184	Ps.	110,615
Banco Itaú CorpBanca Colombia S.A.		15,740,196		200,423		(101,701)		516		516		98,722		75,216
Banco Davivienda, S. A.		13,888,400		176,844		(89,737)		455		455		87,107		66,367
Banco de Bogotá, S. A.		6,942,087		88,412		(44,872)		228		228		43,541		33,173
Banco de Occidente, S. A.		5,709,271		72,700		(36,892)		187		187		35,808		27,282
Banco AV Villas, S. A.		1,234,525		15,719		(7,977)		40		40		7,743		5,899
Servicios Financieros, S. A.		1,234,525		15,719		(7,977)		40		40		7,743		5,899
Total Airplan	COP	67,897,170	Ps.	864,559	Ps.	(438,712)	Ps.	2,226	Ps.	2,226	Ps.	425,848	Ps.	324,451
			Ps.	3,389,559	Ps.	(538,712)	Ps.	721	Ps.	687,716	Ps.	2,163,853	Ps.	2,823,710

*  Foreign currency in thousands

As a result of the business combination in Airplan on October 19, 2017, a fair value of the syndicated loan, valued at its amortized cost, was determined, increasing its value by Ps. 605,382. The debt contracted in the original currency (the Colombian peso) plus this adjustment to fair value will result in COP535,125,402 (Ps.3,408,442).

In the fiscal year 2024, the Company maintained loans to finance operations and expansion projects.

The variables used to determine the fair values of loans at December 31, 2023 and 2024 are as follows.

Mexico:

2023 and 2024:

-	TIIE 28 days Discount Rate as of December 31, 2023 and 2024
-	Probability of default of ASUR as of December 31, 2023 and 2024
-	Default Swaps (CDS) of Mexico as of December 31, 2023 and 2024

Level 2 of fair value hierarchy at December 31, 2023 and 2024

Aerostar:

2023 and 2024:

-	Yield Spreads to Maturity through the BB-rating curve by industrials sector at December 31, 2023 and 2024.

Level 2 of fair value hierarchy at December 31, 2023 and 2024.

Airplan:

2023 and 2024:

-	Reference Discount Rate in Colombia as of December 31, 2023 and 2024
-	Probability of default of ASUR as of December 31, 2023 and 2024
-	Credit Default Swaps (CDS) of Colombia as of December 31, 2023 and 2024

Level 2 of fair value hierarchy at December 31, 2023 and 2024

Methodology:

The following methodology was used to determine fair value in the terms of IFRS 13: The valuation technique used, is one recognized in the financial environment (estimated future cash flows discounted at their present value) using market information available at the valuation date.

Mexico:

On October 15, 2021, BBVA Bancomer granted a simple loan for the amount of Ps.2,000,000 that can be used for corporate expenses with a term of 7 years, maturing in October 2028, at an annual interest rate equivalent to the TIIE rate to 28 days plus an applicable margin of 140 basis points. On January 13, 2023, July 14, 2023 and October 13, 2023 the Company makes payments of Ps.50,000, respectively. On January 15, 2024, and April 15, 2024 the Company made payments of Ps.50,000, respectively.

On June 11, 2024, the Company renegotiated its debt with Banco BBVA Bancomer, for an amount of Ps.1,750,000 such that the payment of principal will be made on the new maturity date on July 11, 2029, at an annual interest rate equivalent to the 28-day TIIE rate plus an applicable margin of 135 basis points, and a renegotiated fee of Ps.4,375. The evaluation was carried out to determine if there is a substantial change, and the Company concluded the evaluation with no material impact (See Note 17.13.1). The effective rate for this loan was calculated taking into account all initial fees, additional costs, and other associated expenses. The resulting annual effective rate is 12.39%.

Applicable margin. If the net leverage index is a) Less than 1.5X, the applicable margin will be 140 basis points, b) Between 1.5X and 2.5X, the applicable margin will be 165 basis points and c) greater than 2.5x, the applicable margin will be 190 basis points.

In terms of the credits in pesos granted by BBVA Bancomer, the Company is obliged to maintain a consolidated leverage level not exceeding 3.5x calculated as a total financial debt between the (operating profit calculated before taxes, interest expenses, plus depreciation plus amortization at consolidated level) EBITDA for the twelve months prior to the end of each quarter and a minimum interest coverage of 3.0x, calculated as EBITDA between the financial expenses associated with the total financial debt for the 12 months before the end of each quarter. During the year the Company fulfilled these financial obligations, on each quarterly measurement date. At December 31, 2023 and 2024, the Consolidated Leverage Ratio calculated under the contract was 0.7x in both years, which does not exceed the 3.5x established. In turn, the Debt Coverage Ratio at December 31, 2023 and 2024 was 11.4x and 12.5x, respectively, covering the minimum required of 3.0x as stated in the contract.

As of December 31, 2023 and 2024, the Company must refrain from creating, incurring, assuming or generating the existence of any lien on its property, assets and rights, as well as refrain from assuming obligations of third-party accounts, becoming jointly liable or granting any type of personal or fiduciary real guarantee to guarantee its own obligations or those of third parties that are relevant or may cause a relevant adverse effect on the payment of the credit. During the year the Company has fulfilled these financial obligations.

On September 29, 2021, the Company acquired a loan with Banco Santander for Ps.2,650,000, maturing on September 28, 2024, subject to one the 28-day TIIE rate plus 1.50 basis points. On November 29, 2022, the Company made advance payments of Ps.650.0 million without any penalty. On March 29, 2023 and September 29, 2023 the Company made payments of Ps.662.5 million, on each of the indicated dates.

On March 26, 2024, the Company renegotiated its debt with Santander for Ps.675,000, extending the term by one year, at an annual interest rate equivalent to the 28-day TIIE rate plus an applicable margin of 150 basis points, with a maturity date on September 26, 2025. The evaluation was carried out to determine if there is a substantial change due to such renegotiation and concluded the evaluation with no material impact. The effective rate for this loan was calculated taking into account all initial fees, related costs, and other associated expenses. The resulting annual effective rate is 12.56%.

In terms of the credit in pesos granted by Santander, the Company is obliged to maintain a leverage level on the last day of each fiscal quarter of no more than 3.5x and a minimum interest coverage ratio of 3.0x, both reasons calculated by the 12 months before each quarter. The calculation for the Leverage Ratio and Interest Coverage Ratio will be performed considering the Company’s share in the income/loss of its subsidiaries and other companies in which it holds interest. During the year 2023 and 2024, the Company fulfilled these financial obligations, on each quarterly measurement date. At December 31, 2023 and 2024, the Leverage Ratio calculated under the contract was 0.7x in both years, respectively, which does not exceed the 3.5x set. In turn, the Debt Coverage Ratio at December 31, 2023 and 2024 was 11.4x and 12.5x, respectively, covering the minimum required of 3.0x as stated in the contract.

There are no indication that the Company would have difficulty meeting its financial commitments on the loans for the next twelve months.

Airplan:

On June 1, 2015, the Company acquired a new long-term syndicated loan of COP440,000,000 (Ps.2,897,404) payable in 2027 with a three-year grace period for the payment of principal. The resulting effective annual rate is 14.09%.

The participants of this syndicated loan are:

	Amount
Entity	(thousand of COP)
Bancolombia, S. A.	COP.	150,000,000
Banco Itaú CorpBanca Colombia S.A.		102,000,000
Banco Davivienda, S. A.		90,000,000
Banco de Bogotá, S. A.		37,000,000
Banco de Occidente, S. A.		37,000,000
Banco Popular, S. A. (1)		8,000,000
Banco AV Villas, S. A.		8,000,000
Servicios Financieros, S. A.		8,000,000
	COP.	440,000,000
(1)	On April 2023, Banco Popular, S. A. transferred the rights to Banco de Bogotá, S. A. of the syndicated loan, through the signing of promissory notes, under the same conditions.

In April 2024, the Company anticipates a capital payment of COP100,000,000 (Ps.438,712), without any penalty, as follows:

	Amount
Financial entity	(thousand COP)
Bancolombia, S. A.	COP.	34,090,909
Banco Itaú CorpBanca Colombia S.A.		23,181,818
Banco Davivienda, S. A.		20,454,545
Banco de Bogotá, S. A.		10,227,273
Banco de Occidente, S. A.		8,409,091
Banco AV Villas, S. A.		1,818,182
Servicios Financieros, S. A.		1,818,182
	COP.	100,000,000

In April 2022, the Company anticipates a capital payment of COP149,999,914 (Ps.794,510), without any penalty, as follows.

	Amount
Financial entity	(thousand COP)
Bancolombia, S. A.	COP.	51,136,744
Banco Itaú CorpBanca Colombia S.A.		34,772,986
Banco Davivienda, S. A.		30,682,039
Banco de Bogotá, S. A.		12,613,358
Banco de Occidente, S. A.		12,613,366
Banco Popular, S. A.		2,726,835
Banco AV Villas, S. A.		2,727,293
Servicios Financieros, S. A.		2,727,293
	COP.	149,999,914

Financial obligations

Airplan is obligated throughout the term of the credit to comply with the following financial commitments:

Maintain long-term financial indebtedness limited to this syndicated loan operation: This consists of the sum of the balances payable by the debtor during the term of the syndicated loan, as a result of long- and short-term financial indebtedness, the amount of which may not exceed the sum of COP440,000,000 (Ps.2,897,404).

Maintain the capital structure: This addresses the relationship between capital and debt that the debtor must meet in relation to the project throughout the term of the loan, in such a way that the result of the financial indicator Capital 1 (Capital + debt) is equal to or higher than 16%. As of December 31, 2023 and 2024, the capital structure ratio was 46.1% and 61.1%, respectively.

Maintain the index of debt coverage: This refers to the indicator that the debtor must maintain during the entire term of the loan, defined as: EBITDA - Taxes / Debt service 2: 1.2.

Airplan obtained from all the banks participating in the syndicated loan the waivers necessary to comply with the coverage ratio indicator, up to the measurement date of the first quarter of 2021 and subsequently extended them until the first quarter of 2022. These waivers do not result in a sanction nor did they represent an expense or penalty to the entity. With these waivers described, the Company was covered for possible default and was exempted from any sanction or any negative effect in the event of breach of the debt coverage indicator until the measurement date of March 31, 2022. The Company complied with this debt coverage indicator on all measurement dates of 2022. As of December 31, 2023 and 2024, the Company has complied with the debt coverage indicator, which was 3.6x and 4.4x, respectively.

There are no indication that the Company would have difficulty meeting its financial commitments on the loans for the next twelve months.

Aerostar

On December 30, 2020, Aerostar obtained an unsecured revolving credit line with Banco Popular de Puerto Rico for USD20,000 (approximately Ps.399,010), for a term of three years and the possibility of making prepayments at any moment during the term of the contract, with interest at Prime rate plus 0.50% and the company will pay 0.15% for unused credit line, which will be calculated on the average amount of unused principal during the year.

On November 15, 2023, Aerostar renewed the unsecured revolving credit line with Banco Popular de Puerto Rico of USD20,000 (Ps.338,380, approximately) maturiting December 29, 2026. The interest rate fluctuates between 0.5% and 3.0% plus default interest rate of 2.0%. Aerostar is required to maintain a debt coverage ratio of 1:00 at the end of each quarter. As of December 31, 2023 and 2024, the Company did not use the credit line.

On November 26, 2024, Aerostar renewed the secured revolving credit line with Banco Popular de Puerto Rico of USD10,000 (Ps.207,862, approximately), with a maturity date December 18, 2027. The interest is calculated at the interest rate that fluctuates between 0.75% and 3.0% plus a default interest rate of 2.0%. Aerostar is required to maintain a debt coverage ratio of 1:00 at the end of each quarter. During 2024, the Company has complied with the debt coverage indicator. As of December 31, 2024, the Company did not use the credit line. (See Note 18.2).

There is no indication that the Company would have difficulty in meeting its financial commitments on the loans for the next twelve months.